Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Current Assets
Cash	$ 74,264	$ 122,381
Accounts receivable, net	14,576,412	9,877,030
Inventories	2,338,766	6,504,761
Other receivables and other current assets	8,234,501	5,003,667
Total current assets	25,600,356	21,544,654
Non-Current Assets
Plant and equipment, net	143,246	153,271
Intangible assets, net	6,130	6,447
Right-of-use assets, net	123,489	71,482
Deferred tax assets	113,520	66,383
Total non-current assets	386,385	297,583
Total Assets	25,986,741	21,842,237
Current Liabilities
Short-term loans	3,424,258	1,954,007
Accounts payable	2,895,011	3,055,063
Contract liabilities	2,393,919	449,306
Income tax payable	818,786	952,041
Other payables and accrued liabilities	704,410	447,733
Lease liabilities-current	49,596	13,145
Current portion of long-term loan	1,449,846	22,573
Total current liabilities	11,735,826	6,893,868
Non-Current Liabilities
Lease liabilities-non current	44,785	57,841
Non-current portion of long-term loans	704,989	2,278,162
Total non-current liabilities	749,774	2,336,003
Total liabilities	12,485,600	9,229,871
COMMITMENTS AND CONTINGENCIES (NOTE 17)
Equity
Additional paid-in capital	5,972,110	5,972,110
Statutory surplus reserve	801,509	788,123
Retained earnings	6,323,226	5,726,180
Accumulated other comprehensive loss	(88,029)	(368,876)
Total MaxsMaking Inc.’s Equity	13,175,066	12,283,787
Non-Controlling Interests	326,075	328,579
Total equity	13,501,141	12,612,366
Total Liabilities and Equity	25,986,741	21,842,237
Class A ordinary shares
Equity
Ordinary shares value	92,000	92,000
Class B ordinary shares
Equity
Ordinary shares value	74,250	74,250
Related Party
Current Assets
Due from related parties	$ 376,413	$ 36,815